SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of estimated useful life for the intangible assets (Details)	Dec. 31, 2023
Operating license
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	20 years
Favorable leases | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	12 years
Favorable leases | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	17 years
Customer relationship | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	5 years
Customer relationship | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	16 years
Operating leases | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	9 years
Operating leases | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	16 years
Software | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	3 years
Software | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	5 years
Technology
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period	10 years